Comprehensive Income - Schedule of Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax effect	$ (1,680)	[1]	$ (3,366)	[1]	$ (1,672)	[1]	$ (3,654)	[1]	$ (144)	$ (17,337)	$ 5,511
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax effect	$ 5		$ (89)		$ (135)		$ 244

[1]	The amounts included in income taxes for items reclassified out of accumulated other comprehensive income totaled $5 and $(135) for the three and six months ended December 31, 2014, respectively, and $(89) and $244 for the three and six months ended December 31, 2013, respectively.